Financial liabilities at fair value through profit or loss - financial liabilities at fair value through profit or loss (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [abstract]
Trading liabilities	€ 33,734	€ 37,220
Non-trading derivatives	1,653	2,019
Designated at fair value through profit or loss	67,261	55,400
Financial liabilities	€ 102,649	€ 94,638